Equity - Non-controlling interests - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jan. 16, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 04, 2013
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	100.00%
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	42.79%
Proportion of ownership interest in subsidiary	55.88%
Percentage of interest acquired					14.98%
Sichuan Shuijingfang Company Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	36.50%
Ketel One
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	50.00%
DeLeon Holdco LLC
Disclosure of reserves within equity [line items]
Percentage of interest acquired		50.00%
Ketel One distribution right
Disclosure of reserves within equity [line items]
Carrying value of distribution rights	$ 1,800		$ 1,800	$ 1,800